Janus Henderson Low Duration Multi-Sector Income Fund Performance Management - Class D Shares [Member] - Janus Henderson Low Duration Multi-Sector Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. Effective March 4, 2026, the Fund changed its investment strategy. Performance prior to March 4, 2026 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions.
Performance Additional Market Index [Text]	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions.
Bar Chart [Heading]	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	Best Quarter:4th Quarter 20232.72%Worst Quarter:2nd Quarter 2018– 5.70%
Performance Table Heading	Average Annual Total Returns (periods ended 12/31/25)
Performance Table Narrative	The Fund’s broad-based benchmark index is the Bloomberg U.S. Aggregate Bond Index, due to regulatory requirements. In connection with the change to its investment strategy, effective March 4, 2026, the Fund changed its additional benchmark index to the Bloomberg U.S. Aggregate Bond 1-3 Year Index as it has investment characteristics similar to those of the Fund.The indices are described below.•The Bloomberg U.S. Aggregate Bond Index is made up of U.S. dollar-denominated, fixed-rate taxable bonds, including securities that are of investment grade quality or better.•The Bloomberg U.S. Aggregate 1-3 Year Index is a subset of the Bloomberg U.S. Aggregate Index, and tracks investment grade, fixed-rate bonds, including treasuries, government-related, corporate and securitized issues, with a maturity between one and up to, but not including three years.After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Market Index Changed	The Fund’s broad-based benchmark index is the Bloomberg U.S. Aggregate Bond Index, due to regulatory requirements. In connection with the change to its investment strategy, effective March 4, 2026, the Fund changed its additional benchmark index to the Bloomberg U.S. Aggregate Bond 1-3 Year Index as it has investment characteristics similar to those of the Fund.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Closing [Text Block]	Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Performance Availability Website Address [Text]	janushenderson.com/allfunds
Performance Availability Phone [Text]	1-800-525-3713
Class D
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.72%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.70%)
Lowest Quarterly Return, Date	Jun. 30, 2018